Investments (excluding Consolidated Investment Entities) - Impaired Loans 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013 loan	Dec. 31, 2012 loan
Financing Receivable, Recorded Investment, Past Due [Abstract]
30 days or less past due	$ 0	$ 0
31 to 90 days past due	5.1	0
91 to 180 days past due	0	0
181 days or more past due	0	9.0
Total	5.1	9.0
Number of loans in foreclosure	0	4
Loans in foreclosure, at amortized cost	0	9.0
Number of loans in arrears	1	0
Loans 90 days or more past due, interest no longer accruing, at amortized cost	$ 5.1	$ 0